SCHEDULE OF PROVISION FOR CREDIT LOSSES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Credit Loss [Abstract]
Balance at beginning of the year	$ 93,218	$ 97,526	$ 4,974
Additions (reversal)	445,389	(4,118)	96,910
Reversal from sale of accounts receivable	(496,075)
Foreign exchange effect	989	(190)	(4,358)
Balance at the end of the year	$ 43,521	$ 93,218	$ 97,526